Related Party Transactions - Schedule of Related Parties (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Zhaohui Chen [Member]
Schedule of Related Parties [Line Items]
Related party relationship	Director of Shanghai TD Manufacturing
Total due from related parties		$ 9,962
Yun Zhang [Member]
Schedule of Related Parties [Line Items]
Related party relationship	Director of Shanghai TD Installation
Total due from related parties		548
Qi Qin [Member]
Schedule of Related Parties [Line Items]
Related party relationship	Supervisor of Shanghai TD Manufacturing in 2021
Total due from related parties		4,795
Shanghai Muling Industry Co., LTD [Member]
Schedule of Related Parties [Line Items]
Related party relationship	An entity controlled by Jiling Cheng
Total due from related parties		1,189,492
Related Party [Member]
Schedule of Related Parties [Line Items]
Total due from related parties		1,204,797
Total due to related parties		102,820
Yue Xu [Member]
Schedule of Related Parties [Line Items]
Related party relationship	Director of Shanghai TD Installation
Total due to related parties
Jiling Cheng [Member]
Schedule of Related Parties [Line Items]
Related party relationship	Supervisor of Shanghai TD Parking and Shanghai TP Parking
Total due to related parties		3,669
Zhejiang Xinghang Precision Machinery Co., LTD [Member]
Schedule of Related Parties [Line Items]
Related party relationship	An entity controlled by Jiling Cheng
Total due to related parties		46,580
Shanghai Liqing Information Technology Co. LTD [Member]
Schedule of Related Parties [Line Items]
Related party relationship	An entity controlled by Zixuan Chen
Total due to related parties		5,480
Bin Lu [Member]
Schedule of Related Parties [Line Items]
Related party relationship	Principal shareholder, Director, Juridical person, Chief Executive Officer.
Total due to related parties		$ 47,091